Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2011
Kinetics Paradigm Fund (Prospectus Summary) | Kinetics Paradigm Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WWNPX